ALLOWANCE FOR EXPECTED CREDIT LOSSES (Tables)	6 Months Ended
Jun. 30, 2022
Credit Loss [Abstract]
Schedule Of Balance Sheet Items, Allowance for Credit Loss
The following table presents the impact of the allowance for expected credit losses on the Company's balance sheet line items for the six months ended June 30, 2022.

(in thousands of $)	Trade receivables	Other receivables	Related Party receivables	Investment in sales-type, direct financing leases and leaseback assets	Other long-term assets	Total
Balance as of December 31, 2021	96	486	3,255	1,263	1,888	6,988
Derecognition of Seadrill credit loss balances	—	—	(3,200)	—	—	(3,200)
Change in allowance recorded in 'other financial items'	(4)	477	(10)	(1,037)	(8)	(582)
Balance as of June 30, 2022	92	963	45	226	1,880	3,206